Financial Instruments (Details) $ in Thousands	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Financial assets, amortized cost	$ 12,744,000			$ 3,874
Financial assets, FVTPL	439,000	$ 439	$ 605,000		$ 2,675
Financial assets, total	13,183,000			4,479
Financial liabilities, amortized cost	1,894,000			1,888
Financial liabilities, FVTPL	0			0
Financial liabilities, total	1,894,000			1,888
Accounts Receivable
Statement [Line Items]
Financial assets, amortized cost	358,000			372
Financial assets, FVTPL	0			0
Financial assets, total	358,000			372
Cash
Statement [Line Items]
Financial assets, amortized cost	12,361,000			3,259
Financial assets, FVTPL	0			0
Financial assets, total	12,361,000			3,259
Deposits
Statement [Line Items]
Financial assets, amortized cost	25,000			243
Financial assets, FVTPL	0			0
Financial assets, total	25,000			243
Marketable Securities
Statement [Line Items]
Financial assets, amortized cost	0			0
Financial assets, FVTPL	439,000			605
Financial assets, total	439,000			605
Accounts Payable and Accrued Liabilities
Statement [Line Items]
Financial liabilities, amortized cost	1,894,000			1,888
Financial liabilities, FVTPL	0			0
Financial liabilities, total	$ 1,894,000			$ 1,888